As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2008

Item 1. Report to Stockholders.

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2008 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $14.59 per share. Total return (including a $0.541 per share dividend) for the six-months ended April 30, 2008 was -13.95 percent. This compares with a total return of -9.88 percent for the Wilshire 5000 Index for the same period. Total return for the year ended April 30, 2008 was -12.20 percent, compared to -4.74 percent for the Wilshire 5000. For the five years ended April 30, 2008, the Fund returned 11.79 percent annualized, compared to 11.83 percent annualized for the Wilshire 5000. Since inception on December 31, 2001, the Fund has produced a total return of 8.66 percent annualized, compared to 6.06 percent annualized for the Wilshire 5000. The total gross annual operating expenses for the Fund are 1.69%. After the waiver of a portion of the advisor fee, the total net annual operating expenses for the Fund are 1.24% excluding acquired fund fees and expenses.  The Advisor has contractually agreed to waive expenses through May 17, 2009.  Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than 180 days. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Recent investment results for the Fund have been disappointing. As noted above, our 5-year annualized return now slightly trails the Wilshire 5000. Our lack of significant exposure in the energy area accounts for the majority of this underperformance, and continued to be a drag on both absolute and relative returns over the past six months. Crude oil prices recently spiked to near $135 per barrel, and $4.00 per gallon gasoline has begun to crimp the driving habits of even the most peripatetic soccer moms. We believe the demand destruction resulting from the rapid rise in oil prices will likely cause prices to pull back, at which point we may add to our energy holdings. A key determinant of the magnitude of any pullback will be the continued growth of overseas demand for oil and gas. If evidence arises that the U.S. economic engine is retarding the world economic train, the resulting energy and commodity price pullback could be meaningful.

The U.S. housing market continues to deteriorate, keeping the stock market and the economy under a cloud. Housing pain has also bifurcated the earnings results of domestic companies, with banks and financial firms suffering double-digit profit declines alongside generally good numbers from their non-financial brethren. We maintain a higher than normal cash balance in the portfolio as we await both a slowing in the rate of depreciation of the average U.S. home and a lessening in inventories of unsold properties.

We thank you for your continued support of our Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Please see the following page for important disclosures.

Fort Pitt Capital Total Return Fund

Mutual Fund investing involves risk; principal loss is possible.  The Fund may invest in fixed income securities.  Investments in debt securities typically decrease in value when interest rates rise.  The risk is usually greater for longer-term debt securities.

The information provided in this letter represents the opinion of Charles Smith and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.  It is not possible to invest directly in an index.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO NET ASSETS
April 30, 2008 (Unaudited)

EXPENSE EXAMPLE
April 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Additionally, you will be charged a 2.00% redemption fee on the redemption or exchange of Fund shares held for less than 180 days.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying investment funds are expected to vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
April 30, 2008 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/07	4/30/08	11/1/07 – 4/30/08
Actual	$1,000.00	$ 860.50	$5.74
Hypothetical (5% return
before expenses)	1,000.00	1,018.70	6.22

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

COMMON STOCKS – 80.8%	Shares	Value
Aerospace & Defense – 4.7%
The Boeing Company	15,200	$1,289,872
Honeywell International, Inc.	11,350	674,190
		1,964,062
Air Freight & Logistics – 1.8%
FedEx Corporation	8,000	766,960
Airlines – 1.8%
Alaska Air Group, Inc. (a)	35,000	751,800
Biotechnology – 0.9%
Amgen, Inc. (a)	9,200	385,204
Capital Markets – 4.0%
Bank Of New York Mellon Corporation	15,000	652,950
The Charles Schwab Corporation	40,000	864,000
W.P. Stewart & Company, Ltd. (b)	95,800	144,658
		1,661,608
Commercial Banks – 5.3%
F.N.B. Corporation	48,700	752,902
PNC Financial Services Group	21,500	1,491,025
		2,243,927
Communications Equipment – 0.6%
Spectrum Control, Inc. (a)	27,399	235,084
Computers & Peripherals – 3.9%
Dell, Inc. (a)	18,000	335,340
EMC Corporation (a)	30,000	462,000
SanDisk Corporation (a)	33,100	896,679
		1,694,019
Diversified Financial Services – 2.4%
CIT Group, Inc.	34,000	370,260
Citigroup, Inc.	26,000	657,020
		1,027,280
Diversified Telecommunication Services – 11.4%
AT&T, Inc.	60,000	2,322,600
Consolidated Communications Holdings, Inc.	33,185	474,545
Fairpoint Communications, Inc.	565	5,204
Telefonos de Mexico SA de CV – ADR	20,000	721,200
Verizon Communications, Inc.	30,000	1,154,400

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

COMMON STOCKS – 80.8% (Continued)	Shares	Value
Diversified Telecommunication Services – 11.4% (Continued)
Windstream Corporation	10,339	$121,380
		4,799,329
Health Care Equipment & Supplies – 3.9%
Advanced Medical Optics, Inc. (a)	24,000	504,000
Medtronic, Inc.	22,900	1,114,772
		1,618,772
Industrial Conglomerates – 7.3%
General Electric Company	35,700	1,167,390
Loews Corporation	30,000	1,263,300
Matthews International Corporation – Class A	13,000	642,720
		3,073,410
Insurance – 4.9%
Arthur J. Gallagher & Company	30,000	737,100
Erie Indemnity Company – Class A	15,000	801,300
The Hartford Financial Services Group, Inc.	7,500	534,525
		2,072,925
Machinery – 9.0%
Ingersoll-Rand Company – Class A (b)	25,000	1,109,500
ITT Industries, Inc.	16,000	1,024,000
Joy Global, Inc.	22,200	1,648,350
		3,781,850
Media – 2.9%
Comcast Corporation – Class A	60,000	1,233,000
Metals & Mining – 0.6%
Alcoa, Inc.	7,000	243,460
Oil & Gas – 1.2%
El Paso Corporation	30,000	514,200
Pharmaceuticals – 4.4%
Allergan, Inc.	9,500	535,515
Pfizer, Inc.	5,000	100,550
Wyeth	27,000	1,200,690
		1,836,755
Road & Rail – 1.0%
Dollar Thrifty Automotive Group, Inc. (a)	31,700	418,123

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

COMMON STOCKS – 80.8% (Continued)	Shares	Value
Semiconductor & Semiconductor Equipment – 1.4%
Texas Instruments, Inc.	20,000	$583,200
Software – 5.3%
CA, Inc.	40,000	885,600
Microsoft Corporation	40,600	1,157,912
OPNET Technologies, Inc. (a)	20,000	181,800
		2,225,312
Textiles, Apparel & Luxury Goods – 2.1%
VF Corporation	12,150	903,717
TOTAL COMMON STOCKS
(Cost $29,998,116)		34,033,997

EXCHANGE TRADED FUND – 1.9%
iShares MSCI Japan Index Fund (d)	60,000	796,800
TOTAL EXCHANGE TRADED FUND
(Cost $743,483)		796,800

	Principal
SHORT-TERM INVESTMENTS – 17.2%	Amount	Value
U.S. Treasury Bills – 15.2%
0.617% , 05/22/2008 (c)	$6,420,000	6,417,689
Variable Rate Demand Notes – 2.0%
Aim Liquid Assets, 2.77% (d)	831,126	831,126
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,248,815)		7,248,815
Total Investments
(Cost $37,990,414) – 99.9%		42,079,612
Other Assets in Excess of Liabilities – 0.1%		27,029
TOTAL NET ASSETS – 100.0%
		$42,106,641

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.
(a) Non-income producing security.
(b) U.S. security of foreign company.
(c) Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(d) Variable rate security. The rate listed is as of April 30, 2008.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

ASSETS
Investments, at market value (cost $37,990,414)	$42,079,612
Receivable for Fund shares sold	10,500
Dividends and interest receivable	48,762
Prepaid expenses and other assets	31,471
Total assets	42,170,345

LIABILITIES
Payable to Investment Advisor	13,502
Payable to Chief Compliance Officer	211
Accrued expenses and other liabilities	49,991
Total liabilities	63,704

NET ASSETS	$42,106,641

COMPONENTS OF NET ASSETS
Paid in Capital	$36,418,168
Undistributed net investment income	123,871
Accumulated undistributed net realized gain on investments	1,475,404
Net unrealized appreciation on investments	4,089,198
Total net assets	$42,106,641

Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,886,373

Net Asset Value, Redemption Price and Offering Price Per Share	$14.59

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2008 (Unaudited)

INVESTMENT INCOME

Income
Dividends *	$402,138
Interest	82,147
Total investment income	484,285

Expenses
Advisory fees (See Note 4)	218,611
Transfer agent fees and expenses	33,345
Trustee & Officer fees	25,686
Legal fees	25,391
Administration fees	21,145
Fund accounting fees	15,922
Registration fees	10,840
Insurance fees	8,190
Audit fees	7,782
Custody fees	5,244
Shareholder reporting	4,563
Other (See Note 5)	11,175
Total expenses before waiver and reimbursement of expense	387,894
Less: waiver of expenses and reimbursement from Advisor	(116,892)
Net expenses	271,002
Net investment income	213,283

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,488,761
Change in unrealized appreciation on investments	(8,731,836)
Net realized and unrealized gain (loss) on investments	(7,243,075)
Net increase (decrease) in net assets resulting from operations	$(7,029,792)

* Net of foreign taxes withheld of $200.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
OPERATIONS
Net investment income	$213,283	$345,442
Net realized gain on investments	1,488,761	1,151,596
Change in unrealized appreciation on investments	(8,731,836)	2,649,677
Net increase (decrease) in net assets
resulting from operations	(7,029,792)	4,146,715

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(396,345)	(297,696)
Net realized gains	(1,151,305)	(1,308,641)
Total distributions	(1,547,650)	(1,606,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,128,406	8,837,094
Proceeds from shares issued
in reinvestment of dividends	1,542,484	1,597,186
Cost of shares redeemed *	(3,822,721)	(3,976,455)
Net increase (decrease) in net assets resulting
from capital share transactions	(151,831)	6,457,825

Total increase (decrease) in net assets	(8,729,273)	8,998,203

NET ASSETS
Beginning of period	50,835,914	41,837,711

End of period	$42,106,641	$50,835,914

Undistributed net investment income	$123,871	$306,815

CHANGES IN SHARES OUTSTANDING
Shares sold	142,503	516,617
Shares issued in reinvestment of dividends	96,526	96,975
Shares redeemed	(252,582)	(232,911)
Net increase (decrease) in Fund shares outstanding	(13,553)	380,681
Shares outstanding, beginning of period	2,899,926	2,519,245
Shares outstanding, end of period	2,886,373	2,899,926

* Net of redemption fees of $1,127 and $3,626, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2008
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value,
beginning of period	$17.53	$16.61	$15.24	$13.36	$11.98	$9.35
Income (loss) from
investment operations:
Net investment income	0.06	0.12	0.10	0.06	0.00#	0.00#
Net realized and unrealized
gain (loss) on investments	(2.46)	1.43	2.01	2.20	1.38	2.66
Total from
investment operations	(2.40)	1.55	2.11	2.26	1.38	2.66
Less dividends and distributions:
Dividends from
net investment income	(0.14)	(0.12)	(0.06)	—	(0.00)#	(0.03)
Distributions from
net realized gains	(0.40)	(0.51)	(0.68)	(0.38)	—	—
Total dividends
and distributions	(0.54)	(0.63)	(0.74)	(0.38)	(0.00)#	(0.03)
Redemption fees:	0.00#	0.00#	0.00#	0.00#	0.00#	—
Net asset value, end of period	$14.59	$17.53	$16.61	$15.24	$13.36	$11.98
Total return[1]	(13.95%)[2]	9.54%	14.38%	17.06%	11.56%	28.52%
Supplemental data and ratios:
Net assets, end of period	$42,106,641	$50,835,914	$41,837,711	$31,787,352	$22,800,725	$16,619,610
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.77%[3]	1.68%	1.80%	1.96%	1.80%	2.17%
After expense
reimbursement
and waivers	1.24%[3]	1.36%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income
to average net assets:
Before expense
reimbursement
and waivers	0.44%[3]	0.42%	0.41%	(0.04%)	(0.31%)	(0.60%)
After expense
reimbursement
and waivers	0.97%[3]	0.73%	0.71%	0.42%	(0.01%)	0.07%
Portfolio turnover rate	4%[2]	10%	11%	34%	27%	31%

# Amount is less than $0.01 per share.
1 Total return reflects reinvested dividends but does not reflect the impact of taxes.
2 Not Annualized.
3 Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2008 (Unaudited)

1.	ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Fund’s financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In September, 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(d)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows:

	2008	2007
Ordinary Income	$396,345	$297,696
Long Term Capital Gain	$1,144,272	$1,308,641
Short Term Capital Gain	$7,033	—

As of October 31, 2007, the components of capital on a tax basis were as follows:
Cost of investments(a)	$37,990,622

Gross unrealized appreciation	14,146,303
Gross unrealized depreciation	(1,338,590)
Net unrealized appreciation	$12,807,713
Undistributed ordinary income	313,956
Undistributed long-term capital gain	1,144,246
Total distributable earnings	$1,458,202
Total accumulated earnings/losses
$14,265,915

(a) At October 31, 2007, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(f)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on the redemption or exchange of shares held less than 180 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(g)	Derivative Instruments and Hedging Activities

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

3.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2008, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$1,579,281
Sales	$3,806,534

4.	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2009, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to: (a) 1.50% through April 30, 2007; and (b) 1.24% on and after May 1, 2007.

For the six months ended April 30, 2008, the Fund incurred advisory fees of $218,611 and waived/reimbursed expenses of $116,892 for a net advisory fee of $101,719. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	October 31,
2008	2009	2010	2011
$127,733	$112,793	$149,386	$116,892

5.	OTHER EXPENSES

Other expenses includes Chief Compliance Officer fees which totaled $8,163 for the six months ended April 30, 2008.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

An in-person meeting of the Board of Trustees (the “Board”) of the Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) occurred on December 6, 2007.  At this meeting, the Board, including a majority of disinterested trustees, approved the continuation of the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”). As part of the approval process, the Board analyzed the nature, extent and quality of the Adviser’s services. The Board discussed in detail the value which the Adviser provided to the Trust’s shareholders, including: (a) the experience of the Fund’s investment managers, and such managers’ consistent value-oriented investment approach in the face of varying market conditions; (b) the Adviser’s willingness to employ and compensate experienced personnel who serve the Fund; (c) the Adviser’s operational stability, which the Adviser’s financial strength helps to provide; (d) the Adviser’s compliance infrastructure; (e) the Adviser’s willingness, in the absence of an active 12b-1 Distribution Plan, to bear significant expenses in promoting the Fund in print materials, at industry events and via its web site; and (f) the Fund’s low turnover rate, which has helped to minimize brokerage commissions charged to the Fund.

The Board engaged in a detailed review of the investment performance of the Fund and the Adviser.  The Board concluded that while the Fund lagged slightly behind the Wilshire 5000 and S&P 500 benchmarks in the current year, the Fund outperformed both benchmarks over a five-year period.  In explaining the Fund’s long-term favorable performance in response to Board questions, Charlie Smith, the Fund’s lead portfolio manager, noted that the Fund seeks to outperform the Wilshire 5000 over the course of a business cycle. Mr. Smith stated that long-term returns is what the Fund seeks to accomplish, and that short-term fluctuations can be misleading.

The Board questioned the Adviser about the costs of its services and the profits it expected to realize from its relationship with the Fund.  Regarding costs, the Adviser discussed the Expense and Analysis Report, and noted that while its contractual advisory fee (1%) and net advisory fee (.698%) were slightly higher than the median figures for its Lipper-selected peer group (.75% and .633% respectively), the Fund had not yet begun to realize significant cost savings arising from economies of scale because it was currently the only series of the Trust and was still relatively modest in size.  The Adviser also noted that while the Fund was one of its largest managed accounts, its gross margins for managing the Fund was actually less than the margins for most other Adviser accounts.  The Board also took into account the fact that the Adviser had recently agreed to increase the amount that it would reimburse the Fund in order to lower the Fund’s total annual expenses to 1.24%.

The Board next considered the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale.  The Adviser explained that its existing fee schedule for the Fund provides that the Fund will pay the Adviser advisory fees equal to 1% on assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion.  These graduated fees reflect economies of scale that are anticipated to be attained as the Fund continues to increase in size.

The Board then discussed how it continues to have confidence in the Adviser and its investment strategy for the Fund.  While the current calendar year’s performance has lagged slightly behind the Wilshire 5000 and the S&P 500, this was not surprising given the Fund’s value-oriented approach.  Given the Fund’s consistent adherence to its long-term investment strategy and its strong long-term performance, the Board concluded that the Adviser was adding significant value in exchange for its management fees.

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FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania 15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2007 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.   Not applicable to semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*      /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date                6/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date                6/25/08

By (Signature and Title)*      /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date                6/25/08

* Print the name and title of each signing officer under his or her signature.